Penn Capital Opportunistic High Income Fund
Schedule of Investments
May 31, 2023 (Unaudited)

Convertible Bonds: 0.4%	Principal	Value
Food - Wholesale: 0.4%
Herbalife Ltd., 2.625%, 3/15/24	90,000	$86,130
Total Convertible Bonds (cost $90,433)		86,130

Corporate Bonds: 97.2%
Advertising: 2.1%
Clear Channel Outdoor Holdings, Inc., 5.125%, 8/15/27(a)	60,000	52,892
Clear Channel Outdoor Holdings, Inc., 7.500%, 6/1/29(a)	140,000	99,712
Match Group Holdings II LLC, 5.625%, 2/15/29(a)	115,000	108,248
Stagwell Global LLC, 5.625%, 8/15/29(a)	295,000	253,177
		514,029
Aerospace/Defense: 2.1%
Bombardier, Inc., 7.125%, 6/15/26(a)	180,000	176,521
Spirit AeroSystems, Inc., 7.500%, 4/15/25(a)	115,000	113,563
Triumph Group, Inc., 7.750%, 8/15/25	90,000	86,159
Triumph Group, Inc., 9.000%, 3/15/28(a)	125,000	126,618
		502,861
Air Transportation: 2.6%
American Airlines, Inc., 11.750%, 7/15/25(a)	100,000	109,539
American Airlines, Inc., 7.250%, 2/15/28(a)	220,000	215,274
Spirit Loyalty Cayman Ltd., 8.000%, 9/20/25(a)	110,000	111,392
VistaJet Malta Finance PLC, 6.375%, 2/1/30(a)	70,000	55,656
VistaJet Malta Finance PLC, 7.875%, 5/1/27(a)	85,000	76,712
VistaJet Malta Finance PLC, 9.500%, 6/1/28(a)	75,000	68,649
		637,222
Auto Loans: 2.2%
Ford Motor Credit Co. LLC, 7.350%, 11/4/27	320,000	322,831
Ford Motor Credit Co. LLC, 5.113%, 5/3/29	245,000	224,303
		547,134
Auto Parts & Equipment: 1.2%
American Axle & Manufacturing, Inc., 6.875%, 7/1/28	105,000	93,924
The Goodyear Tire & Rubber Co., 7.000%, 3/15/28	55,000	55,413
The Goodyear Tire & Rubber Co., 5.000%, 7/15/29	100,000	90,047
The Goodyear Tire & Rubber Co., 5.250%, 7/15/31	75,000	65,241
		304,625
Banking: 2.6%
Fifth Third Bancorp, 8.250%, 3/1/38	185,000	208,602
Huntington Bancshares, Inc., 4.443% (SOFR + 1.970%), 8/4/28	190,000	176,547
KeyCorp, 4.100%, 4/30/28	165,000	144,199
Texas Capital Bancshares, Inc., 4.000% (5 Year CMT Rate + 3.150%), 5/6/31	135,000	100,641
		629,989
Brokerage: 0.5%
LPL Holdings, Inc., 4.000%, 3/15/29(a)	145,000	127,324
Building & Construction: 1.1%
Ashton Woods USA LLC, 4.625%, 8/1/29(a)	115,000	96,862
Ashton Woods USA LLC, 4.625%, 4/1/30(a)	115,000	94,970
Pike Corp., 5.500%, 9/1/28(a)	100,000	89,250
		281,082
Building Materials: 1.6%
Builders FirstSource, Inc., 6.375%, 6/15/32(a)	115,000	113,145
Eco Material Technologies, Inc., 7.875%, 1/31/27(a)	170,000	161,549
Knife River Holding Co., 7.750%, 5/1/31(a)	120,000	120,684
		395,378
Cable & Satellite TV: 4.2%
CCO Holdings LLC, 4.500%, 8/15/30(a)	305,000	251,061
CCO Holdings LLC, 7.375%, 3/1/31(a)	30,000	28,715
CSC Holdings LLC, 7.500%, 4/1/28(a)	245,000	132,742
CSC Holdings LLC, 6.500%, 2/1/29(a)	240,000	188,954
DIRECTV Holdings LLC, 5.875%, 8/15/27(a)	195,000	171,760
DISH DBS Corp., 5.250%, 12/1/26(a)	95,000	75,042
DISH Network Corp., 11.750%, 11/15/27(a)	185,000	177,065
		1,025,339
Chemicals: 2.9%
Avient Corp., 7.125%, 8/1/30(a)	255,000	257,461
Compass Minerals International, Inc., 6.750%, 12/1/27(a)	115,000	109,969
Olin Corp., 5.625%, 8/1/29	235,000	225,118
The Chemours Co., 5.750%, 11/15/28(a)	145,000	127,645
		720,193
Consumer/Commercial/Lease Financing: 1.9%
Fortress Transportation and Infrastructure Investors LLC, 9.750%, 8/1/27(a)	55,000	56,673
Fortress Transportation and Infrastructure Investors LLC, 5.500%, 5/1/28(a)	75,000	67,329
Navient Corp., 6.750%, 6/25/25	115,000	111,268
Navient Corp., 4.875%, 3/15/28	165,000	136,648
OneMain Finance Corp., 6.625%, 1/15/28	100,000	90,504
		462,422
Department Stores: 1.5%
Macy's Retail Holdings LLC, 5.875%, 4/1/29(a)	270,000	238,679
Neiman Marcus Group LLC, 7.125%, 4/1/26(a)	140,000	125,982
		364,661
Diversified Capital Goods: 0.5%
Madison IAQ LLC, 5.875%, 6/30/29(a)	160,000	121,793
Electric - Generation: 2.1%
Calpine Corp., 5.250%, 6/1/26(a)	125,000	121,217
Calpine Corp., 5.000%, 2/1/31(a)	155,000	125,085
Vistra Corp., 8.000% (5 Year CMT Rate + 6.930%), 4/15/27(a)	160,000	148,960
Vistra Operations Co. LLC, 5.625%, 2/15/27(a)	125,000	120,226
		515,488
Electric - Inegrated: 0.8%
Talen Energy Supply LLC, 8.625%, 6/1/30(a)	180,000	183,204
Energy - Exploration & Production: 7.1%
Antero Resources Corp., 7.625%, 2/1/29(a)	295,000	300,101
Callon Petroleum Co., 8.250%, 7/15/25	120,000	118,816
Comstock Resources, Inc., 6.750%, 3/1/29(a)	270,000	235,981
Earthstone Energy Holdings LLC, 8.000%, 4/15/27(a)	115,000	111,929
Hilcorp Energy I LP, 6.250%, 11/1/28(a)	220,000	205,514
Northern Oil and Gas, Inc., 8.125%, 3/1/28(a)	240,000	233,518
Occidental Petroleum Corp., 6.625%, 9/1/30	200,000	208,500
Occidental Petroleum Corp., 6.125%, 1/1/31	110,000	111,787
SM Energy Co., 6.750%, 9/15/26	75,000	72,412
SM Energy Co., 6.500%, 7/15/28	40,000	37,506
Talos Production, Inc., 12.000%, 1/15/26	105,000	110,512
		1,746,576
Food - Wholesale: 1.7%
BellRing Brands, Inc., 7.000%, 3/15/30(a)	170,000	172,358
HLF Financing Sarl LLC, 4.875%, 6/1/29(a)	65,000	44,854
KeHE Distributors LLC, 8.625%, 10/15/26(a)	96,000	96,000
Simmons Foods, Inc., 4.625%, 3/1/29(a)	130,000	105,602
		418,814
Food & Drug Retailers: 0.6%
SEG Holding LLC, 5.625%, 10/15/28(a)	145,000	137,392
Forestry/Paper: 0.8%
Mercer International, Inc., 5.125%, 2/1/29	250,000	197,670
Gaming: 2.9%
Affinity Interactive, 6.875%, 12/15/27(a)	75,000	65,640
Caesars Entertainment, Inc., 7.000%, 2/15/30(a)	335,000	336,536
CCM Merger, Inc., 6.375%, 5/1/26(a)	65,000	62,782
Scientific Games Holdings LP, 6.625%, 3/1/30(a)	125,000	109,885
Station Casinos LLC, 4.625%, 12/1/31(a)	170,000	141,347
		716,190
Gas Distirbution: 5.3%
Crestwood Midstream Partners LP, 6.000%, 2/1/29(a)	110,000	101,763
Crestwood Midstream Partners LP, 7.375%, 2/1/31(a)	70,000	68,709
DT Midstream, Inc., 4.375%, 6/15/31(a)	150,000	126,154
EnLink Midstream LLC, 6.500%, 9/1/30(a)	150,000	149,073
EnLink Midstream Partners LP, 5.050%, 4/1/45	335,000	259,369
EQM Midstream Partners LP, 7.500%, 6/1/27(a)	115,000	115,708
EQM Midstream Partners LP, 6.500%, 7/15/48	70,000	57,181
New Fortress Energy, Inc., 6.750%, 9/15/25(a)	150,000	138,087
New Fortress Energy, Inc., 6.500%, 9/30/26(a)	70,000	62,037
Solaris Midstream Holdings LLC, 7.625%, 4/1/26(a)	77,000	74,690
Venture Global LNG, Inc., 8.375%, 6/1/31(a)	155,000	155,811
		1,308,582
Health Facilities: 4.1%
CHS/Community Health Systems, Inc., 6.000%, 1/15/29(a)	245,000	197,551
CHS/Community Health Systems, Inc., 6.875%, 4/15/29(a)	232,000	130,468
Encompass Health Corp., 4.750%, 2/1/30	310,000	282,381
Option Care Health, Inc., 4.375%, 10/31/29(a)	170,000	146,618
Surgery Center Holdings, Inc., 6.750%, 7/1/25(a)	33,000	32,786
Tenet Healthcare Corp., 6.125%, 10/1/28	75,000	71,085
Tenet Healthcare Corp., 6.125%, 6/15/30(a)	45,000	43,492
Tenet Healthcare Corp., 4.375%, 1/15/30	125,000	111,375
		1,015,756
Health Services: 4.0%
DaVita, Inc., 4.625%, 6/1/30(a)	280,000	239,805
Modivcare Escrow Issuer, Inc., 5.000%, 10/1/29(a)	140,000	106,485
Modivcare, Inc., 5.875%, 11/15/25(a)	135,000	125,326
Owens & Minor, Inc., 6.625%, 4/1/30(a)	325,000	292,976
Pediatrix Medical Group, Inc., 5.375%, 2/15/30(a)	245,000	225,400
		989,992
Hotels: 0.5%
Hilton Grand Vacations LLC, 5.000%, 6/1/29(a)	95,000	84,495
Hilton Grand Vacations LLC, 4.875%, 7/1/31(a)	55,000	46,681
		131,176
Investments & Miscellaneous Financial Services: 0.4%
PRA Group, Inc., 5.000%, 10/1/29(a)	130,000	97,522
Machinery: 1.1%
Titan International, Inc., 7.000%, 4/30/28	290,000	263,813
Managed Care: 1.3%
Centene Corp., 4.625%, 12/15/29	340,000	315,316
Media - Diversified: 1.4%
News Corp., 3.875%, 5/15/29(a)	295,000	259,021
Urban One, Inc., 7.375%, 2/1/28(a)	80,000	72,000
		331,021
Media Content: 2.5%
Cumulus Media New Holdings, Inc., 6.750%, 7/1/26(a)	116,000	84,680
Gray Television, Inc., 7.000%, 5/15/27(a)	230,000	189,421
Gray Television, Inc., 4.750%, 10/15/30(a)	140,000	90,741
Scripps Escrow II, Inc., 5.375%, 1/15/31(a)	155,000	108,207
Scripps Escrow, Inc., 5.875%, 7/15/27(a)	180,000	138,608
		611,657
Medical Products: 1.2%
AdaptHealth LLC, 6.125%, 8/1/28(a)	185,000	155,631
Medline Borrower LP, 3.875%, 4/1/29(a)	170,000	146,617
		302,248
Metals/Mining Excluding Steel: 1.8%
FMG Resources August 2006 Pty Ltd., 6.125%, 4/15/32(a)	85,000	80,205
Freeport-McMoRan, Inc., 4.625%, 8/1/30	115,000	107,677
Kaiser Aluminum Corp., 4.625%, 3/1/28(a)	150,000	131,098
Taseko Mines Ltd., 7.000%, 2/15/26(a)	145,000	129,982
		448,962
Oil Field Equipment & Services: 2.3%
Nabors Industries Ltd., 7.250%, 1/15/26(a)	135,000	122,991
Transocean, Inc., 6.800%, 3/15/38	175,000	118,599
Transocean, Inc., 8.750%, 2/15/30(a)	70,000	69,965
USA Compression Partners LP, 6.875%, 4/1/26	80,000	76,083
Weatherford International Ltd., 8.625%, 4/30/30(a)	170,000	170,829
		558,467
Packaging: 1.8%
Ardagh Packaging Finance PLC, 4.125%, 8/15/26(a)	245,000	228,874
Mauser Packaging Solutions Holding Co., 7.875%, 8/15/26(a)	80,000	79,289
Pactiv Evergreen Group Issuer LLC, 4.375%, 10/15/28(a)	140,000	121,842
		430,005
Personal & Household Products: 1.4%
Energizer Holdings, Inc., 6.500%, 12/31/27(a)	85,000	81,706
Tempur Sealy International, Inc., 4.000%, 4/15/29(a)	295,000	251,015
		332,721
Printing & Publishing: 0.3%
Gannett Holdings LLC, 6.000%, 11/1/26(a)	100,000	83,250
Real Estate Development & Management: 0.8%
Kennedy-Wilson, Inc., 4.750%, 2/1/30	110,000	82,912
Realogy Group LLC, 5.750%, 1/15/29(a)	140,000	101,141
		184,053
Real Estate Investment Trusts (REITs): 1.8%
HAT Holdings I LLC, 3.375%, 6/15/26(a)	100,000	87,500
Service Properties Trust, 4.350%, 10/1/24	135,000	129,477
Service Properties Trust, 7.500%, 9/15/25	60,000	58,837
Starwood Property Trust, Inc., 4.375%, 1/15/27(a)	200,000	169,054
		444,868
Recreation & Travel: 4.7%
Life Time, Inc., 8.000%, 4/15/26(a)	110,000	108,488
Lindblad Expeditions Holdings, Inc., 9.000%, 5/15/28(a)	130,000	129,641
NCL Corp Ltd., 5.875%, 3/15/26(a)	205,000	185,965
NCL Corp Ltd., 8.375%, 2/1/28(a)	110,000	113,769
Royal Caribbean Cruises Ltd., 5.375%, 7/15/27(a)	155,000	142,826
Royal Caribbean Cruises Ltd., 7.250%, 1/15/30(a)	125,000	126,116
SeaWorld Parks & Entertainment, Inc., 8.750%, 5/1/25(a)	60,000	61,069
SeaWorld Parks & Entertainment, Inc., 5.250%, 8/15/29(a)	160,000	143,413
Six Flags Entertainment Corp., 7.250%, 5/15/31(a)	160,000	153,800
		1,165,087
Restaurants: 1.1%
Papa John's International, Inc., 3.875%, 9/15/29(a)	330,000	276,375
Software/Services: 2.0%
Gen Digital, Inc., 6.750%, 9/30/27(a)	145,000	144,834
GoDaddy, Inc., 3.500%, 3/1/29(a)	150,000	129,745
Unisys Corp., 6.875%, 11/1/27(a)	130,000	98,579
Ziff Davis, Inc., 4.625%, 10/15/30(a)	145,000	123,565
		496,723
Specialty Retail: 1.9%
Bath & Body Works, Inc., 5.250%, 2/1/28	65,000	61,850
Bath & Body Works, Inc., 9.375%, 7/1/25(a)	18,000	19,122
Bath & Body Works, Inc., 6.625%, 10/1/30(a)	115,000	109,577
Crocs, Inc., 4.250%, 3/15/29(a)	315,000	271,316
		461,865
Steel Producers/Products: 2.3%
Carpenter Technology Corp., 7.625%, 3/15/30	230,000	231,150
Commercial Metals Co., 3.875%, 2/15/31	85,000	71,472
Commercial Metals Co., 4.125%, 1/15/30	190,000	166,782
Commercial Metals Co., 4.375%, 3/15/32	100,000	85,767
		555,171
Support - Services: 4.5%
H&E Equipment Services, Inc., 3.875%, 12/15/28(a)	250,000	214,561
Matthews International Corp., 5.250%, 12/1/25(a)	140,000	133,405
SRS Distribution, Inc., 4.625%, 7/1/28(a)	140,000	123,535
SRS Distribution, Inc., 6.000%, 12/1/29(a)	145,000	119,072
The ADT Security Corp., 4.125%, 8/1/29(a)	75,000	65,438
The ADT Security Corp., 4.875%, 7/15/32(a)	55,000	46,852
The Hertz Corp., 4.625%, 12/1/26(a)	130,000	115,925
The Hertz Corp., 5.000%, 12/1/29(a)	60,000	48,170
United Rentals North America, Inc., 6.000%, 12/15/29(a)	155,000	155,045
White Cap Buyer LLC, 6.875%, 10/15/28(a)	100,000	86,479
		1,108,482
Tech Hardware & Equipment: 1.4%
Dell, Inc., 6.500%, 4/15/38	255,000	258,885
Seagate HDD Cayman, 8.500%, 7/15/31(a)	85,000	87,077
		345,962
Telecom - Wireline Integrated & Services: 2.2%
Cogent Communications Group, Inc., 3.500%, 5/1/26(a)	140,000	128,571
Cogent Communications Group, Inc., 7.000%, 6/15/27(a)	85,000	81,677
Frontier Communications Holdings LLC, 5.000%, 5/1/28(a)	175,000	146,571
Frontier Communications Holdings LLC, 6.000%, 1/15/30(a)	190,000	133,337
Qwest Corp., 7.250%, 9/15/25	70,000	57,991
		548,147
Theaters & Entertainment: 0.5%
Cinemark USA, Inc., 5.875%, 3/15/26(a)	125,000	118,750
Tobacco: 0.6%
Turning Point Brands, Inc., 5.625%, 2/15/26(a)	170,000	155,542
Transport Infrastructure/Services: 0.6%
XPO CNW, Inc., 6.700%, 5/1/34	160,000	151,696
Trucking & Delivery: 0.4%
XPO Escrow Sub LLC, 7.500%, 11/15/27(a)	95,000	97,565
Total Corporate Bonds (cost $25,187,709)		23,880,160

Short-Term Investments: 0.9%	Number of Shares
U.S. Bank Money Market Deposit Account, 3.21%(b)	226,580	226,580
Total Short-Term Investments (cost $226,580)		226,580

Total Investments - 98.5% (cost $25,504,722)		24,192,870
Other Assets and Liabilities 1.5%		366,494
Net Assets: 100.0%		$24,559,364

(a)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." As of May 31, 2023, the value of these investments was $17,871,814 or 72.8% of total net assets.

(b)	Rate reported is the current yield as of May 31, 2023.

Country Exposure (as a percentage of total investments)
United States	90.8%
Bermuda	2.4%
Cayman Islands	2.4%
Canada	1.3%
Liberia	1.1%
Ireland	0.9%
Malta	0.8%
Austrailia	0.3%

The accompanying notes are an integral part of the schedule of investments.

1. Significant Accounting Policies (Unaudited)
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of their financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A. Investment Valuation
The Fund uses the following valuation methods to determine fair value as either fair value for investments for which market quotations are available, or if not available, the fair value, as determined in good faith pursuant to such policies and procedures as may be approved by the Trust’s Board from time to time. The valuation of the portfolio investments of the Funds currently includes the following processes:

Portfolio securities listed on a national or foreign securities exchange, except those listed on the NASDAQ® Stock Market and Small CapSM exchanges (“NASDAQ®”), for which market quotations are available, are valued at the official closing price of such exchange on each business day (defined as days on which the Funds are open for business (“Business Day”)). Portfolio securities traded on the NASDAQ® will be valued at the NASDAQ® Official Closing Price on each Business Day. If there is no such reported sale on an exchange or NASDAQ®, the portfolio security will be valued at the most recent quoted bid price. Price information on listed securities is taken from the exchange where the security is primarily traded.

Other assets and securities for which no quotations are readily available (such as for certain restricted or unlisted securities and private placements) or that may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities) will be valued in good faith at fair value using procedures and methods approved by the Board. Under the procedures adopted by the Board, the Board has delegated day-to-day responsibility for fair value determinations to a Valuation Committee comprised of representatives from the Advisor.

The Fund’s portfolio holdings may also consist of shares of other investment companies in which the Fund invests. The value of each such investment company will be its net asset value (“NAV”) at the time the Fund’s shares are priced. Each investment company calculates its NAV based on the current market value for its portfolio holdings. Each investment company values securities and other instruments in a manner as described in that investment company’s prospectus. The investment company’s prospectus explains the circumstances under which the company will use fair value pricing and the effects of using fair value pricing.

Because the Fund may invest in foreign securities, the Fund’s NAV may change on days when a shareholder will not be able to purchase or redeem Fund shares because foreign markets are open at times and on days when U.S. markets are not. Investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined. Foreign currency exchange rates are generally determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time). If an event that could materially affect the value of the Fund’s foreign securities has occurred between the time the securities were last traded and the time that the Fund calculates its NAV, the closing price of the Fund’s securities may no longer reflect their market value at the time the Fund calculates its NAV. In such a case, the Fund may use fair value methods to value such securities.

Fixed income securities shall be valued at the evaluated bid price supplied by the Fund’s pricing agent based on broker-dealer supplied valuations and other criteria, or directly by independent brokers when the pricing agent does not provide a price or the Valuation Committee does not believe that the pricing agent price reflects the current market value. If a price of a position is sought using independent brokers, the Advisor shall seek to obtain an evaluation bid price from at least two independent brokers who are knowledgeable about the position. The price of the position would be deemed to be an average of such bid prices. In the absence of sufficient broker dealer quotes, securities shall be valued at fair value pursuant to procedures adopted by the Board.

Bank loans are not listed on any securities exchange or board of trade. They are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market. This market generally has fewer trades and less liquidity than the secondary market for other types of securities. Some bank loans have few or no trades, or trade infrequently, and information regarding a specific bank loan may not be widely available or may be incomplete. Except as otherwise specified, Bank loan securities shall be valued at the evaluated bid prices supplied by the Fund’s pricing agent based on broker-dealer supplied valuations and other criteria, or directly by independent brokers when the pricing agent does not provide a price or the Valuation Committee does not believe that the pricing agent price reflects the current market value. If a price of a position is sought using independent brokers, the Advisor shall seek to obtain a bid price from at least two independent brokers who are knowledgeable about the position. The price of the position would be deemed to be an average of such bid prices. In the absence of sufficient broker dealer quotes, securities shall be valued at fair value pursuant to procedures adopted by the Board.

Occasionally, reliable market quotations are not readily available (such as for certain restricted or unlisted securities and private placements) or securities and other assets may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities), or there may be events affecting the value of foreign securities or other securities held by the Funds that occur when regular trading on foreign or other exchanges is closed, but before trading on the NYSE is closed. Fair value determinations are then made in good faith in accordance with procedures adopted by the Board. Under the procedures adopted by the Board, the Board has delegated the responsibility for making fair value determinations to a Valuation Committee, subject to the Board’s oversight. Generally, the fair value of a portfolio security or other asset shall be the amount that the owner of the security or asset might reasonably expect to receive upon its current sale. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available under the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used as of May 31, 2023, in valuing the Fund’s investments:

Investments in Securities(a)	Level 1	Level 2	Level 3	Total
Convertible Bonds	$-	$86,130	$-	$86,130
Corporate Bonds	-	23,880,160	-	23,880,160
Short-Term Investments	226,580	-	-	226,580
Total Investments in Securities	$226,580	$23,966,290	$-	$24,192,870

(a) All other industry classifications are identified in the Schedule of Investments for the Fund.